Cover	Mar. 03, 2021
Cover [Abstract]
Entity Registrant Name	SilverBow Resources, Inc.
Entity Central Index Key	0000351817
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 03, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Incorporation State Country Code	DE
Entity File Number	001-8754
Entity Tax Identification Number	20-3940661
Entity Address Address Line 1	575 North Dairy Ashford
Entity Address Address Line 2	Suite 1200
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77079
City Area Code	281
Local Phone Number	874-2700
Security 12b Title	Common Stock
Trading Symbol	SBOW
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false